Costs - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiaries
Costs
Average number of employees	31,136	31,573	32,464
Subsidiaries | Senior Managers
Costs
Average number of employees	1,014	999	995
Subsidiaries | Junior Managers
Costs
Average number of employees	9,267	9,095	9,089
Subsidiaries | Employees
Costs
Average number of employees	15,945	16,220	16,721
Subsidiaries | Workers
Costs
Average number of employees	4,910	5,259	5,659
Joint operations
Costs
Average number of employees	741	745	771
Joint operations | Senior Managers
Costs
Average number of employees	16	17	17
Joint operations | Junior Managers
Costs
Average number of employees	77	84	98
Joint operations | Employees
Costs
Average number of employees	361	361	371
Joint operations | Workers
Costs
Average number of employees	287	283	285